Financial Instruments and Financial Risk Management (Details Narrative)	9 Months Ended	12 Months Ended
	Mar. 31, 2022 CAD ($)	Jun. 30, 2021 CAD ($)
Financial Instruments And Financial Risk Management
Working capital surplus	$ 134,622,212
Conversion rate	1.2496
Foreign exchange comprehensive loss	$ 11,155,000
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	$ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	$ 0	$ 0